INCOME TAXES (Deferred Taxes) (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2017
Company's capital losses carryforward	[1]	$ 18,797	$ 17,045
Excess operating loss carryforwards for tax return over financial reporting amount		35,747
Change in valuation allowance on deferred tax assets		(8,740)	3,484	$ (6,784)
Excess research and development credit carryforwards for tax return over financial reporting amount		482
Deferred tax assets, valuation allowance		40,482	49,222
Undistributed earnings of the Company's foreign subsidiaries		53,679
Unrecognized tax benefits		1,879	1,996	$ 1,875
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		46,308
United States [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		2,331
Tax credit carryforwards		1,325
United States [Member] | Capital Loss Carryforward [Member] | Unlimited Carryforward Period [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		$ 1,370
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2025
United States [Member] | Minimum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2023
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2033
United States [Member] | Maximum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2036
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		$ 38,766
State [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		$ 1,325
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		Dec. 31, 2017
Israel [Member]
Operating Loss Carryforwards [Line Items]
Company's capital losses carryforward		$ 67,772	52,212
Prior year net operating loss limitations
Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of NOL's is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period. The annual limitations may result in the expiration of losses before utilization.

Israel [Member] | Unlimited Carryforward Period [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		$ 69,730	$ 95,854

[1]	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in marketable securities and from sale of subsidiaries. The Company recorded a full valuation allowance regarding to its capital loss carryforwards.